Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 250	$ 11,116,015	$ 151,988	$ (4,964,711)	$ 588,540	$ 6,892,082
Beginning balance, shares at Dec. 31, 2020	24,999,842
Stock-based compensation		371,540				371,540
Acquisition of subsidiaries		(4,313,025)		(3,648,666)		(7,961,691)
Debt forgiven by major shareholder		6,912,513				6,912,513
Net loss				(267,236)		(267,236)
Foreign currency translation					122,283	122,283
Ending balance, value at Dec. 31, 2021	$ 250	14,087,043	151,988	(8,880,613)	710,823	6,069,491
Ending balance, shares at Dec. 31, 2021	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(752,081)		(752,081)
Foreign currency translation					31,864	31,864
Ending balance, value at Mar. 31, 2022	$ 250	14,179,928	151,988	(9,632,694)	742,687	5,442,159
Ending balance, shares at Mar. 31, 2022	24,999,842
Beginning balance, value at Dec. 31, 2021	$ 250	14,087,043	151,988	(8,880,613)	710,823	6,069,491
Beginning balance, shares at Dec. 31, 2021	24,999,842
Net loss						(5,853,861)
Foreign currency translation						(152,137)
Ending balance, value at Sep. 30, 2022	$ 250	14,365,698	151,988	(14,734,474)	558,686	342,148
Ending balance, shares at Sep. 30, 2022	24,999,842
Beginning balance, value at Dec. 31, 2021	$ 250	14,087,043	151,988	(8,880,613)	710,823	6,069,491
Beginning balance, shares at Dec. 31, 2021	24,999,842
Stock-based compensation		371,540				371,540
Net loss				(6,369,245)		(6,369,245)
Foreign currency translation					(537,974)	(537,974)
Ending balance, value at Dec. 31, 2022	$ 250	14,458,583	151,988	(15,249,858)	172,849	(466,188)
Ending balance, shares at Dec. 31, 2022	24,999,842
Beginning balance, value at Mar. 31, 2022	$ 250	14,179,928	151,988	(9,632,694)	742,687	5,442,159
Beginning balance, shares at Mar. 31, 2022	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(728,269)		(728,269)
Foreign currency translation					(44,948)	(44,948)
Ending balance, value at Jun. 30, 2022	$ 250	14,272,813	151,988	(10,360,963)	697,739	4,761,827
Ending balance, shares at Jun. 30, 2022	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(4,373,511)		(4,373,511)
Foreign currency translation					(139,053)	(139,053)
Ending balance, value at Sep. 30, 2022	$ 250	14,365,698	151,988	(14,734,474)	558,686	342,148
Ending balance, shares at Sep. 30, 2022	24,999,842
Beginning balance, value at Dec. 31, 2022	$ 250	14,458,583	151,988	(15,249,858)	172,849	(466,188)
Beginning balance, shares at Dec. 31, 2022	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(529,784)		(529,784)
Foreign currency translation					24,542	24,542
Disposal of subsidiary				120,160		120,160
Ending balance, value at Mar. 31, 2023	$ 250	14,551,468	151,988	(15,659,482)	197,391	(758,385)
Ending balance, shares at Mar. 31, 2023	24,999,842
Beginning balance, value at Dec. 31, 2022	$ 250	14,458,583	151,988	(15,249,858)	172,849	(466,188)
Beginning balance, shares at Dec. 31, 2022	24,999,842
Net loss						(1,065,486)
Foreign currency translation						42,473
Ending balance, value at Sep. 30, 2023	$ 250	14,882,538	151,988	(16,195,184)	215,322	(945,086)
Ending balance, shares at Sep. 30, 2023	24,999,842
Beginning balance, value at Mar. 31, 2023	$ 250	14,551,468	151,988	(15,659,482)	197,391	(758,385)
Beginning balance, shares at Mar. 31, 2023	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(97,546)		(97,546)
Foreign currency translation					1,845	1,845
Shareholder contribution		145,300				145,300
Ending balance, value at Jun. 30, 2023	$ 250	14,789,653	151,988	(15,757,028)	199,236	(615,901)
Ending balance, shares at Jun. 30, 2023	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(438,156)		(438,156)
Foreign currency translation					16,086	16,086
Ending balance, value at Sep. 30, 2023	$ 250	$ 14,882,538	$ 151,988	$ (16,195,184)	$ 215,322	$ (945,086)
Ending balance, shares at Sep. 30, 2023	24,999,842